Trade Payables and Other - Summary of Trade Payables and Other (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Accounts payable and accrued liabilities	$ 5,741	$ 3,808
Dividends payable	4,537	4,446
Withholding taxes payable	726	1,120
Other payables	5,189	9,667
Total trade payables and other	$ 16,193	$ 19,041